Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	€ 24,948	€ 35,984
On call deposits	19,561	898
Cash and cash equivalents	€ 44,509	€ 36,882	€ 23,962	€ 22,486